Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net income applicable to Morgan Stanley	¥ 1,247,928	¥ 995,383
Morgan Stanley
Income Statement [Abstract]
Net revenues	5,114,000	4,640,000
Total non-interest expenses	3,530,000	3,351,000
Income from continuing operations before income taxes	1,555,000	1,266,000
Net income applicable to Morgan Stanley	¥ 1,190,000	¥ 956,000